UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     January 27, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $68,765 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      480     9543 SH       SOLE                     7793              1750
Akami Technologies             COM              00971t101      153    10122 SH       SOLE                     3122              7000
Amgen Corp                     COM              031162100      933    16156 SH       SOLE                    14406              1750
Bank of America Corp           COM              060505104      509    36165 SH       SOLE                    29765              6400
ChevronTexaco Corp             COM              166764100      901    12180 SH       SOLE                    10180              2000
Cisco Systems                  COM              17275R102     1034    63449 SH       SOLE                    50899             12550
Coca Cola Co                   COM              191216100      836    18475 SH       SOLE                    16155              2320
Colgate-Palmolive              COM              194162103     1193    17403 SH       SOLE                    14963              2440
Comcast Corp New 'A'           COM              20030N101      794    47050 SH       SOLE                    36950             10100
ConocoPhillips                 COM              20825c104      768    14825 SH       SOLE                    12225              2600
Du Pont                        COM              263534109      554    21910 SH       SOLE                    17710              4200
Duke Energy Co                 COM              26441c105      599    39928 SH       SOLE                    31428              8500
EMC Corp Mass                  COM              268648102      720    68759 SH       SOLE                    59659              9100
Emerson Electric               COM              291011104      965    26351 SH       SOLE                    22651              3700
Exxon-Mobil                    COM              30231G102     1122    14054 SH       SOLE                    11846              2208
General Electric Co            COM              369604103      539    33260 SH       SOLE                    26510              6750
Home Depot Inc                 COM              437076102      681    29580 SH       SOLE                    25480              4100
Ingersoll-Rand Co              COM              G4776G101      512    29534 SH       SOLE                    21634              7900
Intel Corp                     COM              458140100      854    58234 SH       SOLE                    49034              9200
iShares: MSCI EAFE             COM              464287465     7923   176616 SH       SOLE                   176616
iShares: Russell 2000          COM              464287655     2167    44009 SH       SOLE                    44009
iShares: Russell Midcap        COM              464287499     3261    54602 SH       SOLE                    54602
Jefferson Bancshares           COM              472375104       98    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1127    18845 SH       SOLE                    15445              3400
Medtronic Inc                  COM              585055106      526    16748 SH       SOLE                    14748              2000
Microsoft                      COM              594918104     1080    55556 SH       SOLE                    45756              9800
Oracle                         COM              68389X105     1019    57468 SH       SOLE                    48818              8650
Parker-Hannifin Corp           COM              701094104      716    16823 SH       SOLE                    14023              2800
Pepsico Inc                    COM              713448108      955    17439 SH       SOLE                    15399              2040
PowerShares: DB Agriculture In COM              73936b408      690    26357 SH       SOLE                    26357
Procter & Gamble               COM              742718109     1109    17934 SH       SOLE                    15214              2720
S&P 500 Depository Receipts    COM              78462f103    16350   181187 SH       SOLE                   180153              1034
Saks Inc                       COM              79377W108       76    17458 SH       SOLE                     5158             12300
Schlumberger                   COM              806857108      687    16227 SH       SOLE                    13427              2800
SPDR: S&P Energy               COM              81369Y506      895    18737 SH       SOLE                    15287              3450
SPDR: S&P Financial            COM              81369Y605     1767   141134 SH       SOLE                   117134             24000
SPDR: S&P Utilities            COM              81369Y886      344    11840 SH       SOLE                     9440              2400
Sprint Nextel Corp             COM              852061100      402   219501 SH       SOLE                   188712             30789
Target Corp                    COM              87612E106      663    19203 SH       SOLE                    15533              3670
Texas Instruments              COM              882508104      431    27769 SH       SOLE                    24619              3150
United States Oil ETF          COM              91232n108      675    20381 SH       SOLE                    20381
VG: Emerging Markets           COM              922042858     1429    60612 SH       SOLE                    60612
VG: FTSE All-World Ex-US Index COM              922042775      378    11708 SH       SOLE                    11708
VG: Total US Stock Market      COM              922908769     7911   176821 SH       SOLE                   176821
Walgreen                       COM              931422109      729    29570 SH       SOLE                    24210              5360
Walt Disney Co                 COM              254687106      658    29006 SH       SOLE                    26006              3000
Zimmer Hldg Inc                COM              98956p102      552    13652 SH       SOLE                    12052              1600